Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Detailed Information About In Property Plant Equipment Right Of Use Assets
As of December 31, 2019 and 2018, consolidated property, machinery and equipment, net and assets for the right-of-use,
net were summarized as follows:

	2019	2018
Property, machinery and equipment, net	$10,565	11,232
Assets for the right-of-use, net 1	1,285	1,222

	$11,850	12,454

1	CEMEX adopted IFRS 16 using the full retrospective approach as of January 1, 2017. The figures as of December 31, 2018 previously reported were re-presented.

Disclosure of Net Change in Property, Machinery and Equipment	As of December 31, 2019 and 2018, consolidated property, machinery and equipment, net and the changes in this line item during 2019, 2018 and 2017, were as follows:

		2019
		Land and mineral reserves	Building	Machinery and equipment	Construction in progress 2	Total
Cost at beginning of period	$	4,789	2,633	12,185	1,035	20,642
Accumulated depreciation and depletion		(958)	(1,371)	(7,081)	—	(9,410)

Net book value at beginning of period		3,831	1,262	5,104	1,035	11,232
Capital expenditures		46	28	663	—	737
Stripping costs		22	—	—	—	22

Total capital expenditures		68	28	663	—	759
Disposals 3		(38)	(8)	(50)	—	(96)
Reclassifications 4		(163)	(23)	(203)	(13)	(402)
Depreciation and depletion for the period		(121)	(61)	(451)	—	(633)
Impairment losses		(18)	(17)	(29)	—	(64)
Foreign currency translation effects		79	(133)	(364)	187	(231)

Cost at end of period		4,606	2,374	11,519	1,209	19,708
Accumulated depreciation and depletion		(968)	(1,326)	(6,849)	–	(9,143)

Net book value at end of period	$	3,638	1,048	4,670	1,209	10,565

		2018 1
		Land and mineral reserves	Building	Machinery and equipment	Construction in progress 2	Total	2017 1, 2
Cost at beginning of period	$	4,830	2,665	12,168	990	20,653	19,053
Accumulated depreciation and depletion		(857)	(1,308)	(6,900)	—	(9,065)	(8,023)

Net book value at beginning of period		3,973	1,357	5,268	990	11,588	11,030
Capital expenditures		26	29	575	—	630	615
Stripping costs		38	—	—	—	38	41

Total capital expenditures		64	29	575	—	668	656
Disposals 3		(13)	(6)	(30)	—	(49)	(94)
Reclassifications 4		(18)	(2)	(4)	30	6	(83)
Business combinations		4	—	2	—	6	331
Depreciation and depletion for the period		(184)	(102)	(371)	—	(657)	(679)
Impairment losses		(6)	(2)	(15)	—	(23)	(51)
Foreign currency translation effects		11	(12)	(321)	15	(307)	478

Cost at end of period		4,789	2,633	12,185	1,035	20,642	20,653
Accumulated depreciation and depletion		(958)	(1,371)	(7,081)	—	(9,410)	(9,065)

Net book value at end of period	$	3,831	1,262	5,104	1,035	11,232	11,588

1	CEMEX adopted IFRS 16 using the full retrospective approach as of January 1, 2017. The figures as of December 31, 2018 and 2017 previously reported were re-presented.
2
In 2017, CEMEX Colombia significantly concluded the construction of a cement plant in the municipality of Maceo in the Antioquia department in Colombia with an annual capacity of approximately 1.1 million tons. The plant has not initiated commercial operations. As of the reporting date, the works related to the access road to the plant remain suspended and the beginning of commercial operations is subject to the successful conclusion of several ongoing processes for the proper operation of the assets and other legal proceedings (note 24.3). As of December 31, 2019, the carrying amount of the plant, net of impairment adjustments of certain advances recognized in 2016 of $23, is for an amount in Colombian pesos equivalent to $278.

3
In 2019, includes sales of
non-strategic
fixed assets in Germany, France and
the
United Kingdom for $32, $12 and $6, respectively. In 2018, includes sales of non-strategic
fixed assets in the United States, Spain and Mexico for $19, $8 and $6, respectively. In 2017, includes sales of non-strategic
fixed assets in Mexico, the United States, and France for $18, $12 and $12, respectively.

4
In 2019, refers to the reclassification of the assets in the United States, United Kingdom and Spain for $134, $182 and $86, respectively. In 2018, refers mainly to the reclassification of the assets in Spain (note 12.1) for $30. In 2017, refers to the construction materials’ business in the Pacific Northwest of the United States for $83 (note 4.2).

Summary of Recognized Impairment Losses	During the years ended December 31, 2019, 2018 and 2017 impairment losses of fixed assets by country are as follows:

	2019	2018	2017
Puerto Rico	$52	—	—
United States	6	13	8
Colombia	3	2	—
France	1	—	3
Poland	—	5	—
Spain	—	2	24
Mexico	—	1	2
Czech Republic	—	—	8
Panama	—	—	3
Others	2	—	1

	$64	23	49

Asset for the Right of Use,Net
As of December 31, 2019 and 2018, consolidated assets for the right-of-use,
net and the changes in this caption during 2019, 2018 and 2017, were as follows:

		2019
		Land	Buildings	Machinery and equipment	Others	Total
Assets for the right-of-use at beginning of period	$	384	393	1,289	7	2,073
Accumulated depreciation		(83)	(265)	(499)	(4)	(851)

Net book value at beginning of period		301	128	790	3	1,222
Additions of new leasses		25	52	193	4	274
Cancellations and remeasurements		(6)	(6)	(40)	—	(52)
Reclassifications		(5)	65	(25)	—	35
Depreciation		(29)	(39)	(219)	(1)	(288)
Foreign currency translation effects		(37)	38	93	—	94

Assets for the right-of-use at end of period		366	471	1,417	11	2,265
Accumulated depreciation		(117)	(233)	(625)	(5)	(980)

Net book value at end of period	$	249	238	792	6	1,285

		2018
		Land	Buildings	Machinery and equipment	Others	Total	2017
Assets for the right-of-use at beginning of period	$	373	393	1,109	6	1,881	1,487
Accumulated depreciation		(72)	(242)	(371)	(3)	(688)	(448)

Net book value at beginning of period		301	151	738	3	1,193	1,039
Additions of new leasses		19	19	257	1	296	328
Cancellations and remeasurements		—	(1)	(8)	—	(9)	(1)
Depreciation		(19)	(32)	(167)	(1)	(219)	(176)
Foreign currency translation effects		—	(9)	(30)	—	(39)	3

Assets for the right-of-use at end of period		384	393	1,289	7	2,073	1,881
Accumulated depreciation		(83)	(265)	(499)	(4)	(851)	(688)

Net book value at end of period	$	301	128	790	3	1,222	1,193